INCOME TAXES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Hong Kong profits tax rate	16.50%	16.50%	16.50%	16.50%
Enterprise Income Tax rate	25.00%	25.00%	25.00%	25.00%